TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Sundry suppliers (Opex, Capex, Services e Material)	R$ 9,020,559	R$ 8,194,196
Related parties	319,751	546,069
Amounts payable (operators, cobilling)	291,670	246,659
Interconnection / interlink	229,314	243,700
Total	R$ 9,861,294	R$ 9,230,624